Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
Summary of Changes in CECL Allowance for Reinsurance Recoverables
The following table presents the changes in the allowance for credit losses for reinsurance recoverables for the periods indicated:

Total
Balance, December 31, 2021	$0.3
Current period change for credit losses	0.2
Balance, December 31, 2022	0.5
Current period change for credit losses	$(0.2)
Balance, December 31, 2023	$0.3